Share-based Payments - Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices (Detail) - 2006 Incentive award plan [member]	12 Months Ended
	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr	Mar. 31, 2016 yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	117,179	739,618
Exercised	(48,227)	(425,941)
Lapsed	(68,952)	(196,498)
Ending balance		117,179
Weighted average exercise price, Beginning balance	$ 27.25	$ 23.34
Options exercisable	0
Weighted average exercise price, Exercised	$ 7.63	10.52
Weighted average exercise price, Lapsed	7.87	13.44
Weighted average exercise price, Ending balance		27.25
Aggregate intrinsic value, Beginning balance	163,000	5,419,000
Weighted average exercise price, Options exercisable	$ 0
Aggregate intrinsic value, Ending balance		$ 163,000
Weighted average remaining contract term (in years) | yr	0.00	0.10	0.54
Aggregate intrinsic value, Options exercisable	$ 0
Weighted average remaining contract term (in years), Options exercisable | yr	0